Collaborations and Licensing Arrangements (Tables)	12 Months Ended
Mar. 31, 2022
Research And Development [Abstract]
Summary of Payments Made Under the Terms of Collaboration and Licensing Arrangements
Under the terms of these collaboration and licensing arrangements, Takeda made the following payments during the years ended March 31:

	JPY (millions)
	2020	2021	2022
Initial up-front and milestone payments	¥77,016	¥84,034	¥44,944
Acquisition of shares of collaboration and in-licensing partners	1,317	1,504	785